Segment Information and Sales to Significant Customers - Revenue and Customer Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Revenue from External Customer [Line Items]
Total revenue	$ 979,724	$ 966,695	$ 966,009	$ 954,727	$ 940,656	$ 930,133	$ 925,935	$ 921,505	$ 3,867,155	$ 3,718,229	$ 3,643,538
Customer Experience Solutions [Member]
Revenue from External Customer [Line Items]
Total revenue									3,809,088	3,629,698	3,542,531
Directory [Member]
Revenue from External Customer [Line Items]
Total revenue									$ 58,067	$ 88,531	$ 101,007